As filed with the United States Securities and Exchange Commission on February 5, 2010

1933 Act Registration No. 33-66242
1940 Act Registration No. 811-07890
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __
Post-Effective Amendment No.30	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 31	[X]

(Check appropriate box or boxes.)

AIM TAX EXEMPT FUNDS
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
   (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code(713) 626-1919

John M. Zerr, Esquire
11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
(Name and Address of Agent for Service)

Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 100	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on February 12, 2010 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 30, Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate February 12, 2010 as the new effective date for Post-Effective Amendment No. 29, Amendment No. 30 filed pursuant to Rule 485(a)(2) under the Securities Act on November 25, 2009. This Post-Effective Amendment No. 30 neither amends nor supersedes any information contained in Post-Effective Amendment No. 29, Amendment No. 30.

Contents of Registration Statement

Prospectuses – Invesco Municipal Fund, Invesco Tax-Exempt Securities Fund, Van Kampen California Insured Tax Free Fund, Van Kampen High Yield Municipal Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Municipal Income Fund and Van Kampen New York Tax Free Income Fund- incorporated by reference to Post-Effective Amendment No. 29, Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed on November 25, 2009, Edgar Accession No. 0000950123-09-066183.

Statement of Additional Information - Invesco Municipal Fund, Invesco Tax-Exempt Securities Fund, Van Kampen California Insured Tax Free Fund, Van Kampen High Yield Municipal Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Municipal Income Fund and Van Kampen New York Tax Free Income Fund- incorporated by reference to Post-Effective Amendment No. 29, Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on November 25, 2009, Edgar Accession No. 0000950123-09-066183.

Part C - filed herewith

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 29, Amendment No. 30 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 25, 2009 to February 12, 2010.

PART C
OTHER INFORMATION

Item 28.		Exhibits

a	-	(a) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(19)

	-	(b) Amendment No. 1, dated May 24, 2006 to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(20)

	-	(c) Amendment No. 2, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(20)

	-	(d) Amendment No. 3, dated May 1, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(23)

	-	(e) Amendment No. 4, dated June 19, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(23)

	-	(f) Amendment No. 5, dated October 28, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(26)

	-	(g) Amendment No. 6, dated November 12, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(26)

b	-	(a) Amended and Restated Bylaws of Registrant adopted effective September 14, 2005.(19)

	-	(b) Amendment, dated August 1, 2006, to Amended and Restated Bylaws of Registrant, adopted September 14, 2005.(21)

	-	(c) Amendment No. 2, dated March 23, 2007, to Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(21)

	-	(d) Amendment No. 3, dated January 1, 2008, to Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(22)

c	-
Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated By-Laws, as amended, define rights of holders of shares.

d (1)	-	(a) Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(9)

	-	(b) Amendment No. 1, dated September 10, 2001, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(12)

	-	(c) Form of Amendment No. [ ], dated [ ], to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(26)

(2)	-
(a)        Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc.(23)

–
(b)        Form of Amendment No. [   ], dated [      ], to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.*

(4)	-	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates.*

e (1)	-
(a)        First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(21)

-
(b)        Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement, made as August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares), and A I M Distributors, Inc.(21)

-
(c)        Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement, made as August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares), and A I M Distributors, Inc.(21)

-
(d)        Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement, made as August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares), and A I M Distributors, Inc.(21)

-
(e)        Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement, made as August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares), and A I M Distributors, Inc.(21)

-
(f)        Amendment No. 5,  dated April 23, 2007, to the First Restated Master Distribution Agreement, made as August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares), and A I M Distributors, Inc.(21)

-
(g)        Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(22)

-
(h)        Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(22)

-
(i)        Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc.)(23)

-
(j)        Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(23)

-
(k)        Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(23)

-
(l)        Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(24)

(m)        Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(25)

-
(n)        Amendment No. 13, dated June 2, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(25)

-
(o)        Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(25)

-
(p)        Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(25)

–
(q)        Form of Amendment No.[   ], dated [    ], to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.*

(2)	-
(a)         First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc.(21)

-
(b)         Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc. (21)

-
(c)        Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as a restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc.(21)

-
(d)        Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as a restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc. (21)

-
(e)        Amendment No. 4, dated April 23, 2007, to the First Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as a restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc. (21)

-
(f)        Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as a restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc. (23)

-
(g)        Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc. (23)

-
(h)        Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc.(24)

-
(i)        Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc.(25)

-
(j)        Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc.(25)

–
(k)        Form of Amendment No.[   ], dated [     ], to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc.*

(3)	-	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(25)

(4)	-	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(25)

f (1)	-	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as amended and restated January 1, 2008.(25)

(2)	-	Form of AIM Funds Trustee Deferred Compensation Agreement for Registrant's Non-Affiliated Directors, as amended January 1, 2008.(25)

g (1)	-	(a) Custody Agreement, dated October 19, 1995, between Registrant and The Bank of New York.(2)

(b) Amendment No. 1 to Custody Agreement, dated May 31, 2005, between Registrant and The Bank of New York.(22)

(2)	-	(a) Form of Master Custodian Contract between Registrant and State Street Bank and Trust Company.*

h (1)	-	(a) Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc. (20)

	-	(b) Amendment No. 1, dated July 1, 2007, to the Third Amended and Restated Transfer Agency and Service Agreement dated July 1, 2006, between Registrant and AIM Investment Services, Inc. (21)

-
(c)        Amendment No. 2, dated October 3, 2008, to the Third Amended and Restated Transfer Agency and Service Agreement dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc. (25)

	-	(d) Amendment No. 3, dated July 1, 2009, to the Third Amended and Restated Transfer Agency and Service Agreement dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc. (25)

	–	(e) Form of Amendment No. [ ], dated [ ], to Third Amended and Restated Transfer Agency and Service Agreement dated July 1, 2006,between Registrant and Invesco Aim Investment Services, Inc.*

(2)	-	(a) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc. (21)

–
(b)         Form of Amendment No. [  ], dated [    ], to the Second Amended and Restated Master Administrative Services Agreement July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.*

(3)	-	(a) Fourth Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated May 29, 2009, between Registrant and Invesco Aim Advisors, Inc. with respect to all Funds.(25)

	-	(b) Memorandum of Agreement, regarding expense limitations, dated July 14, 2009, between Registrant and Invesco Aim Advisors, Inc.(25)

	-	(c) Memorandum of Agreement regarding advisory fee waivers, dated July 1, 2009, between Registrant and Invesco Aim Advisors, Inc.(25)

	-	(d) Memorandum of Agreement regarding 12b-1 Fee Waivers, dated July 1, 2008, between Registrant, on behalf of AIM Tax-Exempt Cash Fund, and Invesco Aim Distributors, Inc.(23)

(4)	-	Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and A I M Advisors, Inc.(21)

(5)	-	Expense Reimbursement Agreement, dated June 30, 2003, between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.).(16)

i	-	Legal Opinion and Consent of Stradley Ronon Stevens & Young, LLP.*

j	-	Other Opinions - None.

k	-	Financial Statements - None.

L (1)	-	Initial Capitalization Agreement, dated January 2, 1998, for Registrant’s AIM High Income Municipal Fund.(5)

(2)	-	Form of Agreement Concerning Initial Capitalization of Registrant’s [Fund Name] dated [ ].*

m (1)	-
(a)        First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and A I M Distributors, Inc.(21)

-
(b)        Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and A I M Distributors, Inc.(21)

-
(c)        Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and A I M Distributors, Inc.(21)

-
(d)        Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and A I M Distributors, Inc.(21)

-
(e)        Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and A I M Distributors, Inc.(21)

-
(f)        Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and Invesco Aim Distributors, Inc.(23)

-
(g)        Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and Invesco Aim Distributors, Inc.(23)

-
(h)        Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and Invesco Aim Distributors, Inc.(24)

-
(i)        Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and Invesco Aim Distributors, Inc.(25)

-
(j)        Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and Invesco Aim Distributors, Inc.(25)

-
(k)        Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and Invesco Aim Distributors, Inc.(25)

-
(l)        Form of Amendment No.[   ], dated [    ], to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), between Registrant and Invesco Aim Distributors, Inc.*

(2)	-	Form of Master Distribution Plan (Class A, Class B, Class C and Class R shares)(Reimbursement) for certain Invesco Funds.*

(3)	-	Form of Master Distribution Plan (Class A, Class B, Class C and Class R shares)(Reimbursement) for certain Invesco Van Kampen Funds.*

(4)	-	(a) Amended and Restated Master Distribution Plan (Class A3 shares), effective as of August 18, 2003.(15)

	-	(b) Amendment No. 1, dated July 1, 2005, to the Amended and Restated Master Distribution Plan (Class A3 shares).(18)

(5)	-	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(21)

-
(b)        Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(21)

-
(c)        Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(21)

-
(d)        Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(21)

-
(e)        Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(21)

-
(f)        Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(23)

-
(g)        Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(23)

-
(h)        Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(24)

-
(i)        Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(25)

-
(j)        Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(25)

-
(k)        Amendment No. 10, dated July  1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(25)

	-	(l) Form of Amendment No.[ ], dated [ ], to the First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).*

(6)	-	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(21)

-
(b)        Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(21)

-
(c)        Amendment No. 2,  dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(21)

-
(d)        Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(21)

-
(e)        Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(21)

-
(f)        Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(23)

-
(g)        Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(23)

-
(h)        Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(24)

-
(i)        Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(25)

-
(j)        Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(25)

-
(k)        Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(25)

	-	(l) Form of Amendment No.[ ], dated [ ], to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).*

(7)	-	Master Related Agreement to First Restated Master Distribution Plan (Class A shares).(25)

(8)	-	Master Related Agreement to Amended and Restated Master Distribution Plan (Class A3 shares) to be used in connection with Registrant's Master Distribution Plans.(18)

(9)	-	Master Related Agreement to First Restated Master Distribution Plan (Class C shares).(25)

n	-	(a) Fourteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective October 3, 2008.(25)

	-	(b) Form of [ ] Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective [ ].*

o	-	Reserved.

p (1)	-
Invesco Aim Management Group Inc. and AIM Funds Code of Ethics, adopted May 1, 1981, as last amended effective January 1, 2009, relating to Invesco Aim Management Group Inc. and any of its subsidiaries.(25)

(2)	-
INVESCO Code of Ethics, dated February 29, 2008, as last amended January 1, 2009, relating to Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (25)

(3)	-	Code of Ethics, revised 2008 relating to Invesco Asset Management Limited.(25)

(4)	-	Invesco Asset Management (Japan) Limited Code of Ethics on behalf of AIM Japan Fund.(22)

(5)	-	Invesco Staff Ethics and Personal Share Dealing, dated September 2008, relating to Invesco Hong Kong Limited. (25)

(6)	-
Invesco Ltd. Code of Conduct, revised November 2008, Invesco Trimark Ltd. Addendum to the Invesco Code of Conduct, revised July 2008, Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Ltd.(25)

(7)	-	Code of Ethics dated May 1, 2008, relating to Invesco Continental Europe Invesco Asset Management Deutschland GmbH.(25)

(8)	-	INVESCO PLC Code of Conduct, revised November 2008, relating to Invesco Australia Limited.(25)

(9)	-	Morgan Stanley Investment Management Code of Ethics.*

q (1)	-	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor.(27)

q (2)	-	Power of Attorney for Mr. Frischling.(27)

(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (14) (15) (16) (17) (18) (19) (20) (21) (22) (23) (24) (25) (26) (27) *
Incorporated herein by reference to PEA No. 3, filed electronically on July 27, 1995.
Incorporated herein by reference to PEA No. 4, filed electronically on July 26, 1996.
Incorporated herein by reference to PEA No. 5, filed electronically on July 29, 1997.
Incorporated herein by reference to PEA No. 6, filed electronically on October 7, 1997.
Incorporated herein by reference to PEA No. 7, filed electronically on July 29, 1998.
Incorporated herein by reference to PEA No. 8, filed electronically on July 18, 1999.
Incorporated herein by reference to PEA No. 9, filed electronically on March 24, 2000.
Incorporated herein by reference to PEA No. 10, filed electronically on May 22, 2000.
Incorporated herein by reference to PEA No. 11, filed electronically on July 26, 2000.
Incorporated herein by reference to PEA No. 12, filed electronically on May 31, 2001.
Incorporated herein by reference to PEA No. 13, filed electronically on July 27, 2001.
Incorporated herein by reference to PEA No. 14, filed electronically on July 25, 2002
Incorporated herein by reference to PEA No. 15, filed electronically on August 28, 2002.
Incorporated herein by reference to PEA No. 16, filed electronically on July 7, 2003.
Incorporated herein by reference to PEA No. 17, filed electronically on May 27, 2004.
Incorporated herein by reference to PEA No. 18, filed electronically on July 27, 2004.
Incorporated herein by reference to PEA No. 19, filed electronically on May 27, 2005.
Incorporated herein by reference to PEA No. 20, filed electronically on July 27, 2005.
Incorporated herein by reference to PEA No. 21, filed electronically on May 25, 2006.
Incorporated herein by reference to PEA No. 22, filed electronically on July 25, 2006.
Incorporated herein by reference to PEA No. 23, filed electronically on July 26, 2007.
Incorporated herein by reference to PEA No. 24, filed electronically on February 14, 2008.
Incorporated herein by reference to PEA No. 25, filed electronically on July 23, 2008.
Incorporated herein by reference to PEA No. 26, filed electronically on September 22, 2008.
Incorporated herein by reference to PEA No. 28, filed electronically on July 23, 2009.
Incorporated herein by reference to PEA No. 29, filed electronically on November 25, 2009.
Filed herewith electronically.
To be filed by amendment.

Item 29.		Persons Controlled by or Under Common Control With the Fund

None.

Item 30.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference.  See Item 28(a) and (b) above.  Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law.  The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.  Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant.  No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

The only employment of a substantial nature of the Advisor's directors and officers is with Invesco Advisers and its affiliated companies.  For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference.  Reference is also made to the caption "Fund Management – The Adviser" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 32(b) of this Part C.

Item 32.	Principal Underwriters

(a)	Invesco Aim Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:

AIM Counselor Series Trust
AIM Equity Funds
AIM Funds Group
AIM Growth Series
AIM International Mutual Funds
AIM Investment Funds
AIM Investment Securities Funds
AIM Sector Funds
AIM Treasurer's Series Trust
AIM Variable Insurance Funds
PowerShares Actively Managed Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II
PowerShares India Exchange Traded Fund Trust
Short-Term Investments Trust

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Philip A. Taylor	Director	Trustee, President and Principal Executive Officer

John S. Cooper	President	None

William Hoppe, Jr.	Executive Vice President	None

Karen Dunn Kelley	Executive Vice President	Vice President

Brian Lee	Executive Vice President	None

Ben Utt	Executive Vice President	None

LuAnn Katz	Senior Vice President	None

Ivy B. McLemore	Senior Vice President	None

Lyman Missimer, III	Senior Vice President	Assistant Vice President

David J. Nardecchia	Senior Vice President	None

Margaret A. Vinson	Senior Vice President	None

Gary K. Wendler	Director & Senior Vice President	None

John M. Zerr	Director, Senior Vice President & Secretary	Senior Vice President, Secretary & Chief Legal Officer

David A. Hartley	Treasurer & Chief Financial Officer	None

Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

Lisa O. Brinkley	Chief Compliance Officer	Vice President

*	11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309, will maintain physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian,  The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, with respect to AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110-2801 with respect to all Series Portfolios of Registrant except AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH
An der Welle 5
1st Floor
Frankfurt, Germany 60322

Invesco Asset Management Ltd.
30 Finsbury Square
London, United Kingdom
EC2A 1AG

Invesco Asset Management (Japan) Limited
25th Floor, Shiroyama Trust Tower
3-1, Toranoman 4-chome, Minato-Ku
Tokyo, Japan 105-6025

Invesco Australia Limited
333 Collins Street, Level 26
Melbourne Vic 3000, Australia

Invesco Hong Kong Limited
32nd Floor
Three Pacific Place
1 Queen’s Road East
Hong Kong

Invesco Senior Secured Management, Inc.
1166 Avenue of the Americas
New York, NY 10036

Invesco Trimark Ltd.
5140 Yonge Street
Suite 900
Toronto, Ontario
Canada M2N 6X7

Item 34.	Management Services

None.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of February, 2010.

Registrant:AIM TAX-EXEMPT FUNDS

By:/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	February 5, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	February 5, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	February 5, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	February 5, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	February 5, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	February 5, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	February 5, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	February 5, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	February 5, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	February 5, 2010

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	February 5, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	February 5, 2010

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	February 5, 2010

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	February 5, 2010

*By/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*Philip A. Taylor, pursuant to powers of attorney dated January 21, 2010, filed herewith.

INDEX

Exhibit Number	Description

q(1)	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor

q(2)	Power of Attorney for Mr. Frischling